Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
FAIR VALUE

NOTE 13 - FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values.

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing and asset or liability.

Securities Available for Sale:

The fair values of securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs) or matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). The remaining fair values of securities (Level 3 inputs) are based on the reporting entity’s own assumptions and basic knowledge of market conditions and individual investment performance. The Corporation reviews the performance of the securities that comprise level 3 on a quarterly basis.

Impaired Loans

The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned

Non-recurring adjustments to certain commercial and residential real estate properties classified as other real estate owned are measured at the lower of carrying amount or fair value, less costs to sell. Fair values are generally based on third party appraisals of the property. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available, which results in a Level 3 classification. In cases where the carrying amount exceeds the fair value, less costs to sell, an impairment loss is recognized.

Assets Measured on a Recurring Basis

Assets measured at fair value on a recurring basis are summarized below:

(000s omitted)	Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011
Available for sale securities
US government and federal agency	$6,165	$0	$6,165	$0
Mortgage-backed residential	15,922	0	15,922	0
Collateralized mortgage obligations-agencies	31,454	0	31,454	0
Collateralized mortgage obligations-private label	3,023	0	3,023	0
Equity securities	2,123	0	1,051	1,072

	$58,687	$0	$57,615	$1,072

December 31, 2010
Available for sale securities
US government and federal agency	$4,000	$0	$4,000	$0
Mortgage-backed residential	7,432	0	7,432	0
Collateralized mortgage obligations-agencies	24,902	0	24,902	0
Collateralized mortgage obligations-private label	3,871	0	3,871	0
Equity securities	1,670	0	523	1,147

	$41,875	$0	$40,728	$1,147

The table below presents a reconciliation and income statement classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

(000s omitted)	Equity Securities
	2011	2010
Beginning balance, January. 1,	$1,147	$0
Loss on security impairment	0	(298)
Included in other comprehensive income	(75)	0
Transfers in and / or out of Level 3	0	1,445

Ending balance, December 31,	$1,072	$1,147

During 2010, $1,445,000 of equity securities were transferred from level 2 to level 3 due to no observable trades during 2010 and a change in valuation methodology.

Assets Measured on a Non-Recurring Basis

Assets measured at fair value on a non-recurring basis are summarized below:

(000s omitted)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
At December 31, 2011
Impaired loans
Commercial	$60	$0	$0	$60
Commercial real estate	4,534	0	0	4,534
Residential real estate	474	0	0	474
Installment	55	0	0	55
Home equity	102	0	0	102

Total impaired loans	$5,225	$0	$0	$5,225

Other real estate owned
Commercial real estate	$301	$0	$0	$301

Total other real estate owned	$301	$0	$0	$301

At December 31, 2010
Impaired loans
Commercial	$599	$0	$0	$599
Commercial real estate	7,628	0	0	7,628
Residential real estate	716	0	0	716
Installment	158	0	0	158
Home equity	197	0	0	197

Total impaired loans	$9,298	$0	$0	$9,298

Other real estate owned
Commercial real estate	$235	$0	$0	$235
Residential real estate	60	0	0	60

Total other real estate owned	$295	$0	$0	$295

The following represent impairment charges recognized during the period:

Impaired loans, that are measured for impairment using the fair value of the collateral had a carrying amount of $7,105,000, with a valuation allowance of $1,880,000, which did not require additional provision for loan losses at December 31, 2011. At December 31, 2010 impaired loans had a carrying amount of $13,081,000, with a valuation allowance of $3,783,000, which resulted in additional provision for loan losses of $711,000.

Other real estate owned which is measured at the lower of carrying value or fair value less costs to sell, had a net carrying amount of $1,949,000, of which $301,000 was at fair value at December 31, 2011, which resulted from write-downs totaling $24,000. At December 31, 2010 other real estate owned had a net carrying amount of $3,407,000, of which $295,000 was at fair value at December 31, 2010, which resulted from write-downs totaling $352,000.

Carrying amount and estimated fair value of financial instruments, not previously presented, at year end were as follows:

	2011		2010
(000s omitted)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$18,634	$18,634	$33,492	$33,492
Securities - held to maturity	2,963	3,053	4,350	4,383
Loans held for sale	123	123	850	850
Net loans (including impaired loans)	197,603	182,209	206,907	204,378
FHLB stock	661	N/A	740	N/A
Accrued interest receivable	1,039	1,039	1,050	1,050

Liabilities:
Deposits	$265,881	$263,120	$275,977	$272,223
Short-term borrowings	0	0	879	879
FHLB advances	923	1,180	954	1,369
Subordinated debentures	14,000	12,612	14,000	12,613
Accrued interest payable	1,572	1,572	1,166	1,166

The following methods and assumptions were used by the Corporation in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents

The carrying amounts reported in the consolidated balance sheets for cash and short-term instruments approximate their fair values.

Securities held to maturity

Fair values for securities held to maturity are based on similar information previously presented for securities available for sale.

Loans held for sale

The fair values of these loans are determined in the aggregate on the basis of existing forward commitments or fair values attributable to similar loans.

FHLB Stock

It was not practical to determine the fair value of FHLB stock due to restrictions placed on its transferability.

Loans

For variable rate loans that re-price frequently and with no significant change in credit risk, fair values are based on carrying values. The fair value of other loans is estimated using discounted cash flow analysis. The carrying amount of accrued interest receivable approximates its fair value.

Accrued interest

The carrying amount of accrued interest approximates its fair value.

Off-balance-sheet instruments

The fair value of off-balance sheet items is not considered material.

Deposits

The fair values disclosed for demand deposits are, by definition equal to the amount payable on demand at the reporting date. The carrying amounts for variable rate, fixed term money market accounts and certificates of deposit approximate their fair values at the reporting date. Fair values for fixed certificates of deposit are estimated using discounted cash flow calculation that applies interest rates currently being offered on similar certificates.

Short-term borrowings

The carrying amounts of federal funds purchased and other short-term borrowings approximate their fair values.

FHLB advance

Rates currently available for FHLB advances with similar terms and remaining maturities are used to estimate the fair value of the existing obligation.

Subordinated Debentures

The estimated fair value of the existing subordinated debentures is calculated by comparing a current market rate for the instrument compared to the book rate. The difference between these rates computes the fair value.

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Corporation’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Corporation’s financial instruments, fair value estimates are based on management’s judgments regarding future expected loss experience, current economic conditions, risk characteristics and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.